INVENTORY	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
INVENTORY
INVENTORY

US$ MILLIONS	2017	2016
Current:
Natural gas inventory	$84	$82
Raw materials and consumables	24	19
Carrying amount of inventories	$108	$101

During the year ended December 31, 2017, Brookfield Infrastructure recognized $418 million (2016: $154 million, 2015: $nil) worth of inventories as an expense in the Consolidated Statements of Operating Results and $nil (2016: $nil, 2015: $nil) relating to impairments of inventory.